Fair Value Of Financial Instruments	12 Months Ended
Sep. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

14. FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value Measurements – ASC 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  ASC 820 applies only to fair value measurements already required or permitted by other accounting standards and does not impose requirements for additional fair value measures.  ASC 820 was issued to increase consistency and comparability in reporting fair values.

The Company uses fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  The Company did not have any liabilities that were measured at fair value at September 30, 2012 and 2011.  The Company’s AFS securities are recorded at fair value on a recurring basis.  Additionally, from time to time, the Company may be required to record at fair value other assets or liabilities on a non-recurring basis, such as OREO, LHFS, and loans individually evaluated for impairment.  These non-recurring fair value adjustments involve the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

In accordance with ASC 820, the Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
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Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

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Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

The Company bases its fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.  As required by ASC 820, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The following is a description of valuation methodologies used for assets measured at fair value on a recurring basis.

AFS Securities - The Company’s AFS securities portfolio is carried at estimated fair value, with any unrealized gains and losses, net of taxes, reported as AOCI in stockholders’ equity.  The majority of the securities within the AFS portfolio are issued by U.S. GSEs.  The Company’s major security types based on the nature and risks of the securities are:

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GSE Debentures – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking any embedded options into consideration and are discounted using current market yields for similar securities (Level 2).

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Municipal Bonds – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking any embedded options into consideration and are discounted using current market yields for securities with similar credit profiles (Level 2).

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Trust Preferred Securities – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined by taking prepayment and underlying credit considerations into account.  The discount rates are derived from secondary trades and bid/offer prices (Level 3).

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MBS – Estimated fair values are based on a discounted cash flow method.  Cash flows are determined based on prepayment projections of the underlying mortgages and are discounted using current market yields for benchmark securities (Level 2).

The following tables provide the level of valuation assumption used to determine the carrying value of the Company’s AFS securities measured at fair value on a recurring basis at September 30, 2012 and 2011.

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (1)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$861,724	$--	$861,724	$--
Municipal bonds	2,516	--	2,516	--
Trust preferred securities	2,298	--	--	2,298
MBS	540,306	--	540,306	--
	$1,406,844	$--	$1,404,546	$2,298

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (2)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$748,308	$--	$748,308	$--
Municipal bonds	2,754	--	2,754	--
Trust preferred securities	2,941	--	--	2,941
MBS	732,436	--	732,436	--
	$1,486,439	$--	$1,483,498	$2,941

(1)The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.

(2)The Company’s Level 3 AFS securities had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.

The following is a description of valuation methodologies used for significant assets measured at fair value on a non-recurring basis.

Loans Receivable – The unpaid principal balance of loans individually evaluated for impairment at September 30, 2012 and 2011 was $26.9 million and $72.0 million, respectively.  The decrease in the recorded investment of loans individually evaluated for impairment between September 30, 2011 and 2012 was due primarily to a change in our process of evaluating TDRs for impairment, as a result of the implementation of a new loan charge-off policy during the year ended September 30, 2012 in order to conform to OCC Call Report requirements as previously discussed in Note 4, Loans Receivable and Allowance for Credit Losses.  Substantially all of the loans individually evaluated for impairment were secured by residential real estate.  Fair values were estimated through current appraisals, BPOs, or listing prices to ensure that the carrying value of the loan was not in excess of the fair value of the collateral, less estimated selling costs.  Fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  Based on this evaluation, the Bank charged-off any loss amounts at September 30, 2012 per the Bank’s new loan charge-off policy implemented in January 2012; therefore there was no ACL related to these loans at September 30, 2012.  The ACL related to these loans at September 30, 2011 was $3.8 million.

OREO – OREO primarily represents residential real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at lower-of-cost or fair value.  Fair value is estimated through current appraisals, BPOs or listing prices.  As these properties are actively marketed, estimated fair values may be adjusted by management to reflect current economic and market conditions and, as such, are classified as Level 3.  The fair value of OREO at September 30, 2012 and 2011 was $8.0 million and $11.3 million, respectively.

The following tables provide the level of valuation assumption used to determine the carrying value of the Company’s assets measured at fair value on a non-recurring basis at September 30, 2012 and 2011.

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$26,890	$--	$--	$26,890
OREO	8,047	--	--	8,047
	$34,937	$--	$--	$34,937

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$72,048	$--	$--	$72,048
OREO	11,321	--	--	11,321
	$83,369	$--	$--	$83,369

Fair Value Disclosures  – The Company determined estimated fair value amounts using available market information and a selection from a variety of valuation methodologies.  However, considerable judgment is required to interpret market data to develop the estimates of fair value.  Accordingly, the estimates presented are not necessarily indicative of the amount the Company could realize in a current market exchange.  The use of different market assumptions and estimation methodologies may have a material impact on the estimated fair value amounts.  The fair value estimates presented herein are based on pertinent information available to management as of September 30, 2012 and 2011.  Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates.  The carrying amounts and estimated fair values of the Company’s financial instruments as of September 30, 2012 and 2011 were as follows:

	2012		2011
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$141,705	$141,705	$121,070	$121,070
AFS securities	1,406,844	1,406,844	1,486,439	1,486,439
HTM securities	1,887,947	1,969,899	2,370,117	2,434,392
Loans receivable	5,608,083	5,978,872	5,149,734	5,475,150
BOLI	58,012	58,012	56,534	56,534
Capital stock of FHLB	132,971	132,971	126,877	126,877
Liabilities:
Deposits	4,550,643	4,607,732	4,495,173	4,553,516
FHLB Advances	2,530,322	2,701,142	2,379,462	2,569,958
Other borrowings	365,000	388,761	515,000	545,096

The following methods and assumptions were used to estimate the fair value of the financial instruments:

Cash and Cash Equivalents – The carrying amounts of cash and cash equivalents are considered to approximate their fair value due to the nature of the financial asset (Level 1).

AFS and HTM Securities – Estimated fair values of securities are based on one of three methods:  1) quoted market prices where available, 2) quoted market prices for similar instruments if quoted market prices are not available, 3) unobservable data that represents the Bank’s assumptions about items that market participants would consider in determining fair value where no market data is available.  AFS securities are carried at estimated fair value.  HTM securities are carried at amortized cost.  (Level 2).

Loans Receivable – The fair value of one- to four-family mortgages and home equity loans are generally estimated using the present value of expected future cash flows, assuming future prepayments and using discount factors determined by prices obtained from securitization markets, less a discount for the cost of servicing and lack of liquidity. The estimated fair value of the Bank’s multi-family and consumer loans are based on the expected future cash flows assuming future prepayments and discount factors based on current offering rates. (Level 3).

BOLI – The carrying value of BOLI is considered to approximate its fair value due to the nature of the financial asset (Level 1).

Capital Stock of FHLB – The carrying value of FHLB stock equals cost.  The fair value is based on redemption at par value (Level 1).

Deposits – The estimated fair value of demand deposits, savings and money market accounts is the amount payable on demand at the reporting date.  The estimated fair value of these deposits at September 30, 2012 was $1.98 billion (Level 1).  The fair value of certificates of deposit is estimated by discounting future cash flows using current LIBOR rates.  The estimated fair value of certificates of deposit at September 30, 2012 was $2.63 billion (Level 2).

Advances from FHLB and Other Borrowings – The fair value of fixed-maturity borrowed funds is estimated by discounting estimated future cash flows using currently offered rates (Level 2).